STOCK OPTION RESERVE (Tables)	3 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of terms stock option reserve explanatory

	Three Months Ended June 30,
	2023		2022
(In thousands)	Non-Controlling Interest	Stock Option Reserve	Non-Controlling Interest	Stock Option Reserve
Balance, beginning of period	$-	$21,204	$11,659	$16,928
Share-based compensation expense	-	769	-	1,176
Balance, end of period	$-	$21,973	$11,659	$18,104

Schedule of outstanding stock options

	Three Months Ended June 30,
	2023	2022	2023	2022
	PBI Amended and Restated 2021 Equity Incentive Plan		iOx Option Plan (Subsidiary Plan)
Balance, beginning of period	1,963,420	1,151,400	-	1,275
Granted	-	50,000	-	-
Expired or forfeited	-	-	-	(1,275)
Balance, end of year	1,963,420	1,201,400	-	-
Exercisable, end of period	764,438	410,600	-	-

Schedule of weighted average exercise price and remaining contractual life

	As of June 30,
	2023	2022	2023	2022
	PBI Amended and Restated 2021 Equity Incentive Plan		iOx Option Plan (Subsidiary Plan)
Weighted average exercise price	$10.53	15.26	$-	$-
Weighted average remaining contractual life (in years)	8.61	8.90	-	-